N-2 - USD ($)		May 14, 2024	May 10, 2024	Mar. 31, 2024	Feb. 23, 2024	Dec. 31, 2023
Cover [Abstract]
Entity Central Index Key		0001321741
Amendment Flag		false
Document Type		424B2
Entity Registrant Name		GLADSTONE INVESTMENT CORPORATION\DE
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]

Stockholder Transaction Expenses:
Sales load or other commission ( as a percentage of offering price ) (1)	2.00%
Offering expenses ( as a percentage of offering price ) (2)	0.27%
Dividend reinvestment plan expenses ( per sales transaction fee ) (3)	Up to $25
Total stockholder transaction expenses ( as a percentage of offering price ) (1)	Transaction fee 2.27%
(1)
Represents the maximum commission with respect to the shares of common stock being sold in this offering. The Sales Agents will be entitled to compensation of up to 2.00% of the gross proceeds of the sale of any shares of our common stock under the Sales Agreement, with the exact amount of such compensation to be mutually agreed upon by us and the Sales Agents from time to time. There is no guarantee that there will be any sales of our common stock pursuant to this prospectus supplement and the accompanying prospectus.

(2)
The percentage reflects estimated offering expenses of approximately $0.2 million and assumes we sell all $75.0 million of common stock available under the Sales Agreement pursuant to this prospectus supplement and the accompanying prospectus.

(3)
The expenses of the dividend reinvestment plan, if any, are included in stock record expenses, a component of “Other expenses.” If a participant elects by written notice to the plan agent prior to termination of his or her account to have the plan agent sell part or all of the shares held by the plan agent in the participant’s account and remit the proceeds to the participant, the plan agent is authorized to deduct a transaction fee, plus per share brokerage commissions, from the proceeds. The participants in the dividend reinvestment plan will also bear a transaction fee, plus per share brokerage commissions incurred with respect to open market purchases, if any. See “
Item 7. Management’s Discussion and Analysis of Financial Condition and Results of Operations—Liquidity and Capital Resources—Distributions and Dividends to Stockholders—Dividend Reinvestment Plan
” in our most recent Annual Report on Form
10-K
for information on the dividend reinvestment plan.

Sales Load [Percent]	[1]	2.00%
Dividend Reinvestment and Cash Purchase Fees	[2]	$ 25
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	[3]	0.27%
Annual Expenses [Table Text Block]
Annual expenses ( as a percentage of net assets attributable to common stock ) (4) :
Base management fee (5)	3.85%
Loan servicing fee (6)	1.91%
Incentive fees (20% of realized capital gains and 20% of pre-incentive fee net investment income) (7)	4.70%
Interest payments on borrowed funds (8)	5.93%
Other expenses (9)	1.18%
Total annual expenses (10)	17.57%

(4)	The percentages presented in this table are gross of credits to any fees.
(5)
The base
management
fee is payable quarterly to the Adviser pursuant to our Advisory Agreement and is assessed at an annual rate of 2% computed on the basis of the value of our average gross assets at the end of the two most recently completed quarters (inclusive of the current quarter), which are total assets, including investments made with proceeds of borrowings, less any uninvested cash or cash equivalents resulting from borrowings, valued at the end of the applicable quarters within the respective period and adjusted appropriately for any share issuances or repurchases during the period. In accordance with the requirements of the SEC, the table above shows our base management fee as a percentage of average net assets attributable to common stockholders. For purposes of the table, the annualized base management fee has been converted to 3.85% of the average net assets for the quarter ended March 31, 2024 by dividing the total annualized amount of the base management fee by our average net assets for the quarter ended March 31, 2024. The base management fee for the quarter ended March 31, 2024 before application of any credits was $4.6 million.

Pursuant to the requirements of the 1940 Act, the Adviser makes available significant managerial assistance to our portfolio companies. The Adviser may also provide other services to our portfolio companies under certain agreements and may receive fees for services other than managerial assistance. Such services may include: (i) assistance obtaining, sourcing or structuring credit facilities, long term loans or additional equity from unaffiliated third parties; (ii) negotiating important contractual financial relationships; (iii) consulting services regarding restructuring of the portfolio company and financial modeling as it relates to raising additional debt and equity capital from unaffiliated third parties; and (iv) primary role in interviewing, vetting and negotiating employment contracts with candidates in connection with adding and retaining key portfolio company management team members. The Adviser non-contractually,
unconditionally, and irrevocably credits 100% of any fees received for such services against the base management fee that we would otherwise be required to pay to the Adviser; however, pursuant to the terms of the Advisory Agreement, a small percentage of certain of such fees, is retained by the Adviser in the form of reimbursement, at cost, for tasks completed by personnel of the Adviser and primarily for the valuation of portfolio companies. For the quarter ended March 31, 2024, $0.5 million of these fees were non-contractually,
unconditionally and irrevocably credited against the base management fee. See
“Item 1. Business—Transactions with Related Parties—Investment Advisory and Management Agreement
” in our most recent Annual Report on Form
10-K
for information on the dividend reinvestment plan.
(6)
The Adviser services the loans held by Business Investment in return for which the Adviser receives a 2.0% annual loan servicing fee based on the monthly aggregate balance of loans pledged under the Credit Facility. Since Business Investment is a consolidated subsidiary of ours, coupled with the fact that the total base management fee paid to the Adviser pursuant to the Advisory Agreement cannot exceed 2.0% of total assets (less any uninvested cash or cash equivalents resulting from borrowings) during any given calendar year, we treat payment of the loan servicing fee pursuant to the Credit Facility as a pre-payment
of the base management fee under the Advisory Agreement. Accordingly, these loan servicing fees are 100%
non-contractually,
unconditionally and irrevocably credited back to us by the Adviser. The loan servicing fee for the three months ended March 31, 2024 was $2.3 million. See “
Item 1. Business—Transactions with Related Parties—Loan Servicing Fee Pursuant to Credit Facility
” in our most recent Annual Report on Form
10-K
and footnote 5 above.

(7)
The incentive fee payable to the Adviser under the Advisory Agreement consists of two parts: an income-based fee and a capital gains-based fee. The income-based incentive fee is payable quarterly in arrears, and equals 20% of the excess, if any, of our pre-incentive
fee net investment income that exceeds a 1.75% quarterly hurdle rate of our net assets, which we define as total assets less indebtedness and before taking into account any incentive fees payable or contractually due but not payable during the period, at the end of the immediately preceding calendar quarter, adjusted appropriately for any share issuances or repurchases during the period, subject to a
“catch-up”
provision measured as of the end of each calendar quarter. The
“catch-up”
provision requires us to pay 100% of our
pre-incentive
fee net investment income with respect to that portion of such income, if any, that exceeds the hurdle rate but is less than 125% of the quarterly hurdle rate (or 2.1875%) in any calendar quarter. The catch-up
provision is meant to provide our Adviser with 20%

of our
pre-incentive
fee net investment income as if a hurdle rate did not apply when our pre-incentive
fee net investment income exceeds 125% of the quarterly hurdle rate in any calendar quarter. For the three months ended March 31, 2024, the income-based incentive fee was $2.2 million.
The capital gains-based incentive fee equals 20% of our net realized capital gains in excess of unrealized depreciation since our inception, if any, computed as all realized capital gains net of all realized capital losses and unrealized depreciation since our inception, less any prior payments, measured at the end of each calendar year and payable at the end of each fiscal year. During the three months ended March 31, 2024, we recorded capital gains-based incentive fees of $3.5 million in accordance with GAAP, which were not contractually due under the terms of the Advisory Agreement.
No credits were applied to the incentive fee for the three months ended March 31, 2024; however, the Adviser may credit such fee in the future.
Examples of how the incentive fee would be calculated are as follows:

•	Assuming pre-incentive fee net investment income of 0.55%, there would be no income-based incentive fee because such income would not exceed the hurdle rate of 1.75%.

•	Assuming pre-incentive fee net investment income of 2.00%, the income-based incentive fee would be as follows:
= 100.0% × (2.00% - 1.75%)
= 0.25%

•	Assuming pre-incentive fee net investment income of 2.30%, the income-based incentive fee would be as follows:
= (100.0% ×
(“catch-up”:
2.1875% - 1.75%)) + (20.0% × (2.30% - 2.1875%))
= (100.0% × 0.4375%) + (20.0% × 0.1125%)
= 0.4375% + 0.0225%
= 0.46%

•	Assuming net realized capital gains of 6% and realized capital losses and unrealized capital depreciation of 1%, the capital gains-based incentive fee would be as follows:
= 20.0% × (6.0% - 1.0%)
= 20.0% × 5.0%
= 1.0%
For a more detailed discussion of the calculation of the
two-part
incentive fee, including the capital gains-based incentive fee calculation under GAAP, see “
Item 1. Business—Transactions with Related Parties—Investment Advisory and Management Agreement
” in our most recent Annual Report on Form
10-K.

(8)
Includes amortization of deferred financing costs. As of March 31, 2024, we had $67.0 million of borrowings outstanding under our Credit Facility, $127.9 million of 5.00% 2026 Notes, at cost, $134.6 million of 4.875% 2028 Notes, at cost, and $74.8 million of 8.00% 2028 Notes, at cost. See “
Item 7. Management’s Discussion and Analysis of Financial Condition and Results of Operations—Liquidity and Capital Resources—Revolving Line of Credit” and “Item 7. Management’s Discussion and Analysis of Financial Condition and Results of Operations—Liquidity and Capital Resources—Notes Payable
” for additional information regarding the Credit Facility, the 5.00% 2026 Notes, the 4.875% 2028 Notes and the 8.00% 2028 Notes.

(9)
Includes our overhead expenses, including payments under the Administration Agreement based on our projected allocable portion of overhead and other expenses estimated to be incurred by our Administrator for the current fiscal year. See “
Item 1. Business—Transactions with Related Parties—Administration Agreement
” in our most recent Annual Report on Form
10-K.

(10)
Total annualized gross expenses, based on actual amounts incurred for the three months ended March 31, 2024 (except as set forth in footnote 9), would be $84.4 million. After all non-contractual,
unconditional, and irrevocable credits described in footnote 4, footnote 5 and footnote 6 above are applied to the base management fee and the loan servicing fee, total annualized expenses after fee credits, based on actual amounts incurred for the three months ended March 31, 2024 (except as set forth in footnote 9), would be $73.3 million or 15.26% as a percentage of average net assets

Management Fees [Percent]	[4],[5]	3.85%
Interest Expenses on Borrowings [Percent]	[5],[6]	5.93%
Incentive Fees [Percent]	[5],[7]	4.70%
Loan Servicing Fees [Percent]	[5],[8]	1.91%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	[5],[9]	1.18%
Total Annual Expenses [Percent]	[5],[10]	17.57%
Expense Example [Table Text Block]
Example
The following example demonstrates the projected dollar amount of total cumulative
expenses that would be incurred over various periods with respect to a hypothetical investment in our common stock. In calculating the following expense amounts, we have assumed that our annual operating expenses would remain at the levels set forth in the table above.

These amounts assume (1) a 2.00% sales load (Sales Agents discounts and commissions) and (2) offering expenses totaling 0.27%.
The example below and the expenses in the table above should not be considered a representation of our future expenses, and actual expenses may be greater or less than those shown. While the example assumes, as required by the SEC, a 5.0% annual return, our performance will vary and may result in a return greater or less than 5.0%.

	1 Year	3 Years	5 Years	10 Years
You would pay the following expenses on a $1,000 investment:
assuming a 5% annual return consisting entirely of ordinary income (1)(2)	$139	$374	$572	$936
assuming a 5% annual return consisting entirely of capital gains (2)(3)	$147	$395	$598	$961

(1)
For purposes of this example, we have assumed that the entire amount of the assumed 5.0% annual return would constitute ordinary income. Because the assumed 5.0% annual return is significantly below the hurdle rate of 7.0% (annualized) that we must achieve under the Advisory Agreement to trigger the payment of an income-based incentive fee, we have assumed, for purposes of this example, that no income-based incentive fee would be payable if we realized a 5.0% annual return.

(2)
While the example assumes reinvestment of all distributions at NAV per share, participants in the dividend reinvestment plan will receive a number of shares of our common stock determined by dividing the total dollar amount of the distribution payable to a participant by the market price per share of our common stock at the close of trading on the valuation date for the distribution, and this price per share may differ from NAV per share. See “
Item 7. Management’s Discussion and Analysis of Financial Condition and Results of Operations—Liquidity and Capital Resources—Distributions and Dividends to Stockholders—Dividend Reinvestment Plan
” in our most recent Annual Report on Form
10-K
for additional information regarding our dividend reinvestment plan.

(3)
For purposes of this example, we have assumed that the entire amount of the assumed 5.0% annual return would constitute capital gains and that no accumulated capital losses or unrealized depreciation would have to be overcome first before a capital gains-based incentive fee is payable.

Purpose of Fee Table , Note [Text Block]		The following table is intended to assist you in understanding the costs and expenses that an investor in this offering will bear directly or indirectly. The percentages indicated in the table below are estimates and may vary. Except where the context suggests otherwise, whenever this prospectus supplement contains a reference to fees or expenses paid by “us” or that “we” will pay fees or expenses, stockholders will indirectly bear such fees or expenses. Except as noted below, the following annualized percentages were calculated based on actual expenses incurred in the quarter ended March 31, 2024, and average net assets for the quarter ended March 31, 2024, and do not include events occurring subsequent thereto. The table and examples below include all fees and expenses of our consolidated subsidiaries.
Basis of Transaction Fees, Note [Text Block]		as a percentage of offering price
Other Expenses, Note [Text Block]
(9)
Includes our overhead expenses, including payments under the Administration Agreement based on our projected allocable portion of overhead and other expenses estimated to be incurred by our Administrator for the current fiscal year. See “
Item 1. Business—Transactions with Related Parties—Administration Agreement
” in our most recent Annual Report on Form
10-K.

Management Fee not based on Net Assets, Note [Text Block]
(5)
The base
management
fee is payable quarterly to the Adviser pursuant to our Advisory Agreement and is assessed at an annual rate of 2% computed on the basis of the value of our average gross assets at the end of the two most recently completed quarters (inclusive of the current quarter), which are total assets, including investments made with proceeds of borrowings, less any uninvested cash or cash equivalents resulting from borrowings, valued at the end of the applicable quarters within the respective period and adjusted appropriately for any share issuances or repurchases during the period. In accordance with the requirements of the SEC, the table above shows our base management fee as a percentage of average net assets attributable to common stockholders. For purposes of the table, the annualized base management fee has been converted to 3.85% of the average net assets for the quarter ended March 31, 2024 by dividing the total annualized amount of the base management fee by our average net assets for the quarter ended March 31, 2024. The base management fee for the quarter ended March 31, 2024 before application of any credits was $4.6 million.

Pursuant to the requirements of the 1940 Act, the Adviser makes available significant managerial assistance to our portfolio companies. The Adviser may also provide other services to our portfolio companies under certain agreements and may receive fees for services other than managerial assistance. Such services may include: (i) assistance obtaining, sourcing or structuring credit facilities, long term loans or additional equity from unaffiliated third parties; (ii) negotiating important contractual financial relationships; (iii) consulting services regarding restructuring of the portfolio company and financial modeling as it relates to raising additional debt and equity capital from unaffiliated third parties; and (iv) primary role in interviewing, vetting and negotiating employment contracts with candidates in connection with adding and retaining key portfolio company management team members. The Adviser non-contractually,
unconditionally, and irrevocably credits 100% of any fees received for such services against the base management fee that we would otherwise be required to pay to the Adviser; however, pursuant to the terms of the Advisory Agreement, a small percentage of certain of such fees, is retained by the Adviser in the form of reimbursement, at cost, for tasks completed by personnel of the Adviser and primarily for the valuation of portfolio companies. For the quarter ended March 31, 2024, $0.5 million of these fees were non-contractually,
unconditionally and irrevocably credited against the base management fee. See
“Item 1. Business—Transactions with Related Parties—Investment Advisory and Management Agreement
” in our most recent Annual Report on Form
10-K
for information on the dividend reinvestment plan.

Financial Highlights [Abstract]
Senior Securities, Note [Text Block]		SENIOR SECURITIES The information contained under the caption “ Senior Securities ” in Part II. Item 5 of our most recent Annual Report on Form 10-K is incorporated by reference herein.
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]
Investment Objectives and Strategy
We were established for the purpose of investing in debt and equity securities of established private businesses operating in the United States (“U.S.”). Our investment objectives are to: (i) achieve and grow current income by investing in debt securities of established businesses that we believe will provide stable earnings and cash flow to pay expenses, make principal and interest payments on our outstanding indebtedness and make distributions to stockholders that grow over time; and (ii) provide our stockholders with long-term capital appreciation in the value of our assets by investing in equity securities of established businesses, generally in combination with the aforementioned debt securities, that we believe can grow over time to permit us to sell our equity investments for capital gains. To achieve our investment objectives, our investment strategy is to invest in several categories of debt and equity securities, with individual investments generally totaling up to $75 million, although investment size may vary, depending upon our total assets or available capital at the time of investment. We expect that our investment portfolio over time will consist of approximately 75% in debt investments and 25% in equity investments, at cost. As of March 31, 2024, our investment portfolio was comprised of 77.0% in debt investments and 23.0% in equity investments, at cost.
We focus on investing in lower middle market private businesses (which we generally define as private companies with annual earnings before interest, taxes, depreciation and amortization (“EBITDA”) of $4 million to $15 million) (“Lower Middle Market”) in the U.S. that meet certain criteria, including the following: the sustainability of the business’ free cash flow and its ability to grow it over time, adequate assets for loan collateral, experienced management teams with a significant ownership interest in the portfolio company, reasonable capitalization of the portfolio company, including an ample equity contribution or cushion based on prevailing enterprise valuation multiples, and the potential to realize appreciation and gain liquidity in our equity position, if any. We anticipate that liquidity in our equity position will be achieved through a merger, acquisition, or recapitalization of the portfolio company, a public offering of the portfolio company’s stock or, to a lesser extent, by exercising our right to require the portfolio company to repurchase our warrants, as applicable, though there can be no assurance that we will always have these rights. We invest in portfolio companies that seek funds for management buyouts and/or growth capital to finance acquisitions, recapitalize or, to a lesser extent, refinance their existing debt facilities. We seek to avoid investing in high-risk, early-stage enterprises.
We invest by ourselves or jointly with other funds and/or management of the portfolio company, depending on the opportunity. In July 2012, the SEC granted us an exemptive order (the
“Co-Investment
Order”) that expanded our ability to
co-invest,
under certain circumstances, with certain of our affiliates, including Gladstone Capital Corporation and any future BDC or closed-end
management investment company that is advised (or
sub-advised
if it controls the fund) by the Adviser, or any combination of the foregoing, subject to the conditions in the
Co-Investment
Order. We believe the
Co-Investment
Order has enhanced and will continue to enhance our ability to further our investment objectives and strategies. If we are participating in an investment with one or more co-investors,
whether or not an affiliate of ours, our investment is likely to be smaller than if we were investing alone.
In general, our investments in debt securities have a term of five years, accrue interest at variable rates based on the
30-day
Secured Overnight Financing Rate (“SOFR”) and, to a lesser extent, at fixed rates. As of March 31, 2024, our loan portfolio consisted of 100.0% variable rate loans with floors, based on the total principal balance of all outstanding debt investments.
We seek debt instruments that pay interest monthly or, at a minimum, quarterly, and w hi
ch may include a yield enhancement such as a success fee or, to a lesser extent, deferred interest provision and are primarily interest only, with all principal and any accrued but unpaid interest due at maturity. Generally, success fees accrue at a set rate and are contractually due upon a change of control of the portfolio company. Some debt securities may have deferred interest whereby some portion of the interest payment is added to the principal balance so that the interest is paid, together with the principal, at maturity. This form of deferred interest is often called
“paid-in-kind”
(“PIK”) interest. As of March 31, 2024, we did not have any securities with a PIK feature.
Typically, our investments in equity securities take the form of common stock, preferred stock, limited liability company interests, or warrants or options to purchase any of the foregoing. Often, these equity investments occur in connection with our original investment, buyouts and recapitalizations of a business, or refinancing existing debt. From our initial public offering in 2005 through March 31, 2024, we invested in 58 companies, excluding investments in syndicated loans.
We expect that our investment portfolio will continue to primarily include the following three categories of investments in private companies in the U.S.:

•
Secured First Lien Debt Securities:
We seek to invest a portion of our assets in secured first lien debt securities also known as senior loans, senior term loans, lines of credit and senior notes. Using its assets as collateral, the borrower typically uses secured first lien debt to cover a substantial portion of the funding needs of the business. These debt securities usually take the form of first priority liens on all, or substantially all, of the assets of the business.

•
Secured Second Lien Debt Securities:
We seek to invest a portion of our assets in secured second lien debt securities, which may also be referred to as subordinated loans, subordinated notes and mezzanine loans. These secured second lien debt securities rank junior to the borrower’s secured first lien debt securities and may be secured by second priority liens on all or a portion of the assets of the business. Additionally, we may receive other yield enhancements in addition to or in lieu of success fees, such as warrants to buy common and preferred stock or limited liability interests, in connection with these secured second lien debt securities.

•
Preferred and Common Equity/Equivalents:
We seek to invest a portion of our assets in equity securities, which consist of preferred and common equity, limited liability company interests, warrants or options to acquire such securities, and are generally in combination with our debt investment in a business. Additionally, we may receive equity investments derived from restructurings on some of our existing debt investments. In many cases, we will own a significant portion of the equity of the businesses in which we invest.

We expect that most, if not all, of the debt securities we acquire will not be rated by a rating agency. Investors should assume that these loans would be rated below what is considered “investment grade” quality. Investments rated below investment grade are often referred to as high yield securities or junk bonds and may be considered higher risk as compared to investment grade debt instruments.

Risk Factors [Table Text Block]
Our management will have broad discretion in the use of the net proceeds from this offering and may allocate the net proceeds from this offering in ways that you and other stockholders may not approve of.
Our management will have broad discretion in the use of the net proceeds, including for any of the purposes described in the section entitled “
Use of Proceeds
,” and you will not have the opportunity as part of your investment decision to assess whether the net proceeds are being used in ways with which you may not agree or may not otherwise be considered appropriate. Because of the number and variability of factors that will determine our use of the net proceeds from this offering, their ultimate use may vary substantially from their currently intended use. The failure of our management to use these funds effectively could harm our business. Pending their use, we may invest the net proceeds from this offering in short-term, investment grade, interest-bearing securities. These investments may not yield a favorable return to our stockholders.
We may be unable to invest a significant portion of the net proceeds of this offering on acceptable terms.
Delays in investing the net proceeds raised in an offering or from exiting an investment, prepayment of an investment or other capital source may cause our performance to be worse than that of other fully invested BDCs or other lenders or investors pursuing comparable investment strategies. We cannot assure you that we will be able to identify any investments that meet our investment objective or that any investment that we make will produce a positive return. We may be unable to invest the net proceeds from any offering, from exiting an investment, prepayment of an investment or other capital source on acceptable terms within the time period that we anticipate or at all, which could harm our financial condition and operating results.

Share Price [Table Text Block]
PRICE RANGE OF COMMON STOCK
The information contained under the caption “
Market for Registrant’s Common Equity, Related Stockholder Matters and Issuer Purchases of Equity Securities
” in Part II. Item 5 of our most recent Annual Report on Form 10-K is incorporated by reference herein.

Share Price			$ 14.22		$ 14.28
NAV Per Share				$ 13.43		$ 13.01
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Long Term Debt [Table Text Block]
Debt Securities
Any debt securities that we issue may be senior or subordinated in priority of payment. If we offer debt securities under this prospectus, we will provide a prospectus supplement that describes the ranking, whether senior or subordinated, the specific designation, the aggregate principal amount, the purchase price, the maturity, the redemption terms, the interest rate or manner of calculating the interest rate, the time of payment of interest, if any, the terms for any conversion or exchange, including the terms relating to the adjustment of any conversion or exchange mechanism, the listing, if any, on a securities exchange, the name and address of the trustee and any other specific terms of the debt securities.
The description of our debt securities included in Exhibit 4.5 of our most recent Annual Report on
Form 10-K
or included in any subsequent Quarterly Report on Form
10-Q
is incorporated by reference herein.

Long Term Debt, Title [Text Block]		Debt Securities
Other Security, Title [Text Block]		Warrants
Warrants or Rights, Called Title		Subscription Rights
Outstanding Securities [Table Text Block]
The following are our outstanding classes, and series thereof, of Securities as of February 23, 2024.

(1) Title of Class	(2) Amount Authorized	(3) Amount Held by us or for Our Account	(4) Amount Outstanding Exclusive of Amounts Shown Under(3)

Common Stock	100,000,000 shares	—	36,688,667 shares
5.00% Notes due 2026	$127,937,500	—	$127,937,500
4.875% Notes due 2028	$134,550,000	—	$134,550,000
8.00% Notes due 2028	$74,750,000		$74,750,000

assuming a 5% annual return consisting entirely of ordinary income [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01	[11],[12]	$ 139
Expense Example, Years 1 to 3	[11],[12]	374
Expense Example, Years 1 to 5	[11],[12]	572
Expense Example, Years 1 to 10	[11],[12]	936
assuming a 5% annual return consisting entirely of capital gains [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01	[12],[13]	147
Expense Example, Years 1 to 3	[12],[13]	395
Expense Example, Years 1 to 5	[12],[13]	598
Expense Example, Years 1 to 10	[12],[13]	$ 961
Common Stock
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]		Common Stock
Outstanding Security, Authorized [Shares]		100,000,000
Outstanding Security, Held [Shares]		0
Outstanding Security, Not Held [Shares]		36,688,667
5.00% Notes due 2026
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]		5.00% Notes due 2026
Outstanding Security, Authorized [Shares]		127,937,500
Outstanding Security, Held [Shares]		0
Outstanding Security, Not Held [Shares]		127,937,500
4.875% Notes due 2028
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]		4.875% Notes due 2028
Outstanding Security, Authorized [Shares]		134,550,000
Outstanding Security, Held [Shares]		0
Outstanding Security, Not Held [Shares]		134,550,000
8.00% Notes due 2028
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]		8.00% Notes due 2028
Outstanding Security, Authorized [Shares]		74,750,000
Outstanding Security, Not Held [Shares]		74,750,000
Preferred Shares [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]		Preferred Stock
Common Shares [Member]
Other Annual Expenses [Abstract]
Basis of Transaction Fees, Note [Text Block]		as a percentage of net assets attributable to common stock
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]		Common Stock
Security Dividends [Text Block]		Distributions may be paid to the holders of our common stock if, as and when declared by our Board of Directors out of funds legally available therefor.
Security Voting Rights [Text Block]		Each share of our common stock is entitled to one vote on all matters submitted to a vote of stockholders, including the election of directors. Except as provided with respect to any other class or series of stock, the holders of our common stock will possess exclusive voting power. Except as otherwise provided by statute, by the rules of Nasdaq or other applicable stock exchange, by our certificate of incorporation or by our bylaws, in all matters other than the election of directors, the affirmative vote of the majority of shares present or represented by proxy at a meeting of our stockholders and entitled to vote will be the act of the stockholders. Except as otherwise provided by statute, by our certificate of incorporation or by our bylaws, directors shall be elected by a plurality of the votes of the shares present or represented by proxy at a meeting of our stockholders and entitled to vote on the election of directors. Our common stock is listed on Nasdaq under the ticker symbol “GAIN.”
Security Liquidation Rights [Text Block]		In the event of our liquidation, dissolution or winding up, each share of our common stock would be entitled to share ratably in all of our assets that are legally available for distribution after we pay all debts and other liabilities and subject to any preferential rights of holders of our preferred stock, if any preferred stock is outstanding at such time.
Security Preemptive and Other Rights [Text Block]		Shares of our common stock have no preemptive, exchange, conversion or redemption rights and are freely transferable, except where their transfer is restricted by federal and state securities laws or by contract.

[1]	Represents the maximum commission with respect to the shares of common stock being sold in this offering. The Sales Agents will be entitled to compensation of up to 2.00% of the gross proceeds of the sale of any shares of our common stock under the Sales Agreement, with the exact amount of such compensation to be mutually agreed upon by us and the Sales Agents from time to time. There is no guarantee that there will be any sales of our common stock pursuant to this prospectus supplement and the accompanying prospectus.
[2]	The expenses of the dividend reinvestment plan, if any, are included in stock record expenses, a component of “Other expenses.” If a participant elects by written notice to the plan agent prior to termination of his or her account to have the plan agent sell part or all of the shares held by the plan agent in the participant’s account and remit the proceeds to the participant, the plan agent is authorized to deduct a transaction fee, plus per share brokerage commissions, from the proceeds. The participants in the dividend reinvestment plan will also bear a transaction fee, plus per share brokerage commissions incurred with respect to open market purchases, if any. See “Item 7. Management’s Discussion and Analysis of Financial Condition and Results of Operations—Liquidity and Capital Resources—Distributions and Dividends to Stockholders—Dividend Reinvestment Plan” in our most recent Annual Report on Form 10-K for information on the dividend reinvestment plan.
[3]	The percentage reflects estimated offering expenses of approximately $0.2 million and assumes we sell all $75.0 million of common stock available under the Sales Agreement pursuant to this prospectus supplement and the accompanying prospectus.
[4]	The base management fee is payable quarterly to the Adviser pursuant to our Advisory Agreement and is assessed at an annual rate of 2% computed on the basis of the value of our average gross assets at the end of the two most recently completed quarters (inclusive of the current quarter), which are total assets, including investments made with proceeds of borrowings, less any uninvested cash or cash equivalents resulting from borrowings, valued at the end of the applicable quarters within the respective period and adjusted appropriately for any share issuances or repurchases during the period. In accordance with the requirements of the SEC, the table above shows our base management fee as a percentage of average net assets attributable to common stockholders. For purposes of the table, the annualized base management fee has been converted to 3.85% of the average net assets for the quarter ended March 31, 2024 by dividing the total annualized amount of the base management fee by our average net assets for the quarter ended March 31, 2024. The base management fee for the quarter ended March 31, 2024 before application of any credits was $4.6 million. Pursuant to the requirements of the 1940 Act, the Adviser makes available significant managerial assistance to our portfolio companies. The Adviser may also provide other services to our portfolio companies under certain agreements and may receive fees for services other than managerial assistance. Such services may include: (i) assistance obtaining, sourcing or structuring credit facilities, long term loans or additional equity from unaffiliated third parties; (ii) negotiating important contractual financial relationships; (iii) consulting services regarding restructuring of the portfolio company and financial modeling as it relates to raising additional debt and equity capital from unaffiliated third parties; and (iv) primary role in interviewing, vetting and negotiating employment contracts with candidates in connection with adding and retaining key portfolio company management team members. The Adviser non-contractually, unconditionally, and irrevocably credits 100% of any fees received for such services against the base management fee that we would otherwise be required to pay to the Adviser; however, pursuant to the terms of the Advisory Agreement, a small percentage of certain of such fees, is retained by the Adviser in the form of reimbursement, at cost, for tasks completed by personnel of the Adviser and primarily for the valuation of portfolio companies. For the quarter ended March 31, 2024, $0.5 million of these fees were non-contractually, unconditionally and irrevocably credited against the base management fee. See “Item 1. Business—Transactions with Related Parties—Investment Advisory and Management Agreement” in our most recent Annual Report on Form 10-K for information on the dividend reinvestment plan.
[5]	The percentages presented in this table are gross of credits to any fees.
[6]	Includes amortization of deferred financing costs. As of March 31, 2024, we had $67.0 million of borrowings outstanding under our Credit Facility, $127.9 million of 5.00% 2026 Notes, at cost, $134.6 million of 4.875% 2028 Notes, at cost, and $74.8 million of 8.00% 2028 Notes, at cost. See “Item 7. Management’s Discussion and Analysis of Financial Condition and Results of Operations—Liquidity and Capital Resources—Revolving Line of Credit” and “Item 7. Management’s Discussion and Analysis of Financial Condition and Results of Operations—Liquidity and Capital Resources—Notes Payable” for additional information regarding the Credit Facility, the 5.00% 2026 Notes, the 4.875% 2028 Notes and the 8.00% 2028 Notes.
[7]	The incentive fee payable to the Adviser under the Advisory Agreement consists of two parts: an income-based fee and a capital gains-based fee. The income-based incentive fee is payable quarterly in arrears, and equals 20% of the excess, if any, of our pre-incentive fee net investment income that exceeds a 1.75% quarterly hurdle rate of our net assets, which we define as total assets less indebtedness and before taking into account any incentive fees payable or contractually due but not payable during the period, at the end of the immediately preceding calendar quarter, adjusted appropriately for any share issuances or repurchases during the period, subject to a “catch-up” provision measured as of the end of each calendar quarter. The “catch-up” provision requires us to pay 100% of our pre-incentive fee net investment income with respect to that portion of such income, if any, that exceeds the hurdle rate but is less than 125% of the quarterly hurdle rate (or 2.1875%) in any calendar quarter. The catch-up provision is meant to provide our Adviser with 20% of our pre-incentive fee net investment income as if a hurdle rate did not apply when our pre-incentive fee net investment income exceeds 125% of the quarterly hurdle rate in any calendar quarter. For the three months ended March 31, 2024, the income-based incentive fee was $2.2 million. The capital gains-based incentive fee equals 20% of our net realized capital gains in excess of unrealized depreciation since our inception, if any, computed as all realized capital gains net of all realized capital losses and unrealized depreciation since our inception, less any prior payments, measured at the end of each calendar year and payable at the end of each fiscal year. During the three months ended March 31, 2024, we recorded capital gains-based incentive fees of $3.5 million in accordance with GAAP, which were not contractually due under the terms of the Advisory Agreement. No credits were applied to the incentive fee for the three months ended March 31, 2024; however, the Adviser may credit such fee in the future. Examples of how the incentive fee would be calculated are as follows: • Assuming pre-incentive fee net investment income of 0.55%, there would be no income-based incentive fee because such income would not exceed the hurdle rate of 1.75%. • Assuming pre-incentive fee net investment income of 2.00%, the income-based incentive fee would be as follows: = 100.0% × (2.00% - 1.75%) = 0.25% • Assuming pre-incentive fee net investment income of 2.30%, the income-based incentive fee would be as follows: = (100.0% × (“catch-up”: 2.1875% - 1.75%)) + (20.0% × (2.30% - 2.1875%)) = (100.0% × 0.4375%) + (20.0% × 0.1125%) = 0.4375% + 0.0225% = 0.46% • Assuming net realized capital gains of 6% and realized capital losses and unrealized capital depreciation of 1%, the capital gains-based incentive fee would be as follows: = 20.0% × (6.0% - 1.0%) = 20.0% × 5.0% = 1.0% For a more detailed discussion of the calculation of the two-part incentive fee, including the capital gains-based incentive fee calculation under GAAP, see “Item 1. Business—Transactions with Related Parties—Investment Advisory and Management Agreement” in our most recent Annual Report on Form 10-K.
[8]	The Adviser services the loans held by Business Investment in return for which the Adviser receives a 2.0% annual loan servicing fee based on the monthly aggregate balance of loans pledged under the Credit Facility. Since Business Investment is a consolidated subsidiary of ours, coupled with the fact that the total base management fee paid to the Adviser pursuant to the Advisory Agreement cannot exceed 2.0% of total assets (less any uninvested cash or cash equivalents resulting from borrowings) during any given calendar year, we treat payment of the loan servicing fee pursuant to the Credit Facility as a pre-payment of the base management fee under the Advisory Agreement. Accordingly, these loan servicing fees are 100% non-contractually, unconditionally and irrevocably credited back to us by the Adviser. The loan servicing fee for the three months ended March 31, 2024 was $2.3 million. See “Item 1. Business—Transactions with Related Parties—Loan Servicing Fee Pursuant to Credit Facility” in our most recent Annual Report on Form 10-K and footnote 5 above.
[9]	Includes our overhead expenses, including payments under the Administration Agreement based on our projected allocable portion of overhead and other expenses estimated to be incurred by our Administrator for the current fiscal year. See “Item 1. Business—Transactions with Related Parties—Administration Agreement” in our most recent Annual Report on Form 10-K.
[10]	Total annualized gross expenses, based on actual amounts incurred for the three months ended March 31, 2024 (except as set forth in footnote 9), would be $84.4 million. After all non-contractual, unconditional, and irrevocable credits described in footnote 4, footnote 5 and footnote 6 above are applied to the base management fee and the loan servicing fee, total annualized expenses after fee credits, based on actual amounts incurred for the three months ended March 31, 2024 (except as set forth in footnote 9), would be $73.3 million or 15.26% as a percentage of average net assets
[11]	For purposes of this example, we have assumed that the entire amount of the assumed 5.0% annual return would constitute ordinary income. Because the assumed 5.0% annual return is significantly below the hurdle rate of 7.0% (annualized) that we must achieve under the Advisory Agreement to trigger the payment of an income-based incentive fee, we have assumed, for purposes of this example, that no income-based incentive fee would be payable if we realized a 5.0% annual return.
[12]	While the example assumes reinvestment of all distributions at NAV per share, participants in the dividend reinvestment plan will receive a number of shares of our common stock determined by dividing the total dollar amount of the distribution payable to a participant by the market price per share of our common stock at the close of trading on the valuation date for the distribution, and this price per share may differ from NAV per share. See “Item 7. Management’s Discussion and Analysis of Financial Condition and Results of Operations—Liquidity and Capital Resources—Distributions and Dividends to Stockholders—Dividend Reinvestment Plan” in our most recent Annual Report on Form 10-K for additional information regarding our dividend reinvestment plan.
[13]	For purposes of this example, we have assumed that the entire amount of the assumed 5.0% annual return would constitute capital gains and that no accumulated capital losses or unrealized depreciation would have to be overcome first before a capital gains-based incentive fee is payable.